14. COMMON STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common Stock | Nonvested Shares [Member]
Number of Nonvested Shares
Number of Nonvested Shares Outstanding, Beginning	3,750,000
Number of Nonvested Shares Granted	1,500,000
Number of Nonvested Shares Vested	(1,562,000)
Number of Nonvested Shares Forfeited	(750,000)
Number of Nonvested Shares Outstanding, Ending	2,937,500	3,750,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.15
Weighted Average Exercise Price Granted	0.20
Weighted Average Exercise Price Vested	0.15
Weighted Average Exercise Price Forfeited	0.15
Weighted Average Exercise Price Outstanding, Ending	$ 0.17	$ 0.15
Employee Stock Option [Member]
Number of Nonvested Shares
Number of Nonvested Shares Granted	707,500	645,000
Weighted Average Exercise Price
Weighted Average Exercise Price Granted	$ 0.20	$ 0.16